                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: April 30, 2004

Item 1. Report to Stockholders

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


GROWTH-EQUITY

ANNUAL REPORT APRIL 30, 2004
--------------------------------------------------------------------------------
              DELAWARE SELECT GROWTH FUND



[LOGO]

POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                13
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                       16
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     17
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                            DELAWARE SELECT GROWTH FUND
  MANAGEMENT REVIEW                                  May 10, 2004


FUND MANAGER

Gerald S. Frey
Senior Portfolio Manager

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?
A: Delaware Select Growth Fund uses a multi-cap strategy that allows the Fund to spread its investment opportunities across an array of equities, regardless of size. During the fiscal year ended April 30, 2004, the Fund returned +23.83% (Class A shares at net asset value with distributions reinvested) while the benchmark, the Russell 3000 Growth Index, gained +22.93%. As a measure of our peers success, the average return in the Lipper Multi-Cap Growth Funds Average was +25.37%.

Improving sentiment regarding an overall economic rebound drove stocks higher during the past fiscal year. The rally was broad-based, as the majority of stocks posted solid gains. Stocks cooled toward the end of the period, however, as inflation fears prompted concerns over a possible end to the Federal Reserve's accommodative interest rate policy. The market's strength over the past year seems to have given investors hope that the long bear market may finally be at an end. We are encouraged by the favorable outlooks that have been issued by many companies, and have shifted some assets towards those companies that we believe should benefit the most from an overall economic rebound.

Q: CAN YOU DESCRIBE WHICH HOLDINGS OF THE FUND PERFORMED WELL?
A: The Fund's best performing stocks were not concentrated in any one sector, as companies that delivered favorable results were generally rewarded. Royal Caribbean Cruises was the Fund's largest positive contributor to performance as it rose more than 120 percent as a result of an improving travel industry. Several healthcare-related stocks also posted significant gains during the year and, generally as a result, drugs in development came to fruition. Nektar Therapeutics, Protein Design Labs, and Pain Therapeutics were each up more than 100 percent during the year. Housing-related stocks also performed well as they benefited from a low interest rate environment.

D.R. Horton and Lennar are two home building stocks that posted strong gains. We exited from both positions over fear that a potential rise in interest rates would ultimately have an adverse impact on these holdings.

Q: WHAT WERE SOME OF THE SECURITIES THAT DETRACTED FROM PERFORMANCE?
A: Few stocks in the Fund experienced significant declines during the past year. CV Therapeutics was the worst performing stock in the portfolio, declining as a result of negative results regarding its developmental drug for angina. Kohl's was also down considerably during the year as it posted disappointing sales results. We exited from both stocks as a result of these adverse developments.

DELAWARE
  SELECT GROWTH FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Select Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns

Through April 30, 2004                    Lifetime    Five Years   One Year
---------------------------------------------------------------------------
Class A (Est. 5/16/94)
Excluding Sales Charge                     +11.83%      -3.40%      +23.83%
Including Sales Charge                     +11.17%      -4.54%      +16.70%
---------------------------------------------------------------------------
Class B (Est. 4/16/96)
Excluding Sales Charge                     +10.85%      -4.13%      +22.90%
Including Sales Charge                     +10.85%      -4.54%      +18.90%
---------------------------------------------------------------------------
Class C (Est. 5/20/94)
Excluding Sales Charge                     +10.99%      -4.13%      +22.81%
Including Sales Charge                     +10.99%      -4.13%      +21.81%
---------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The cumulative total return for the lifetime period ended April 30, 2004 for Delaware Select Growth Fund's Class R shares was +11.28%. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 5/16/94), five-year, and one-year periods ended April 30, 2004 for Delaware Select Growth Fund's Institutional Class were +12.03%, -3.17%, and +24.10%, respectively. Institutional Class shares were first made available on August 28, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional class performance prior to August 28, 1997 is based on Class A performance and was adjusted to eliminate the sales charge, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:  VAGGX
Nasdaq Class R symbol:              DFSRX

FUND BASICS
As of April 30, 2004

----------------------------------------------
Fund Objective:
The Fund seeks long-term capital appreciation.
----------------------------------------------
Total Fund Net Assets:
$666.33 million
----------------------------------------------
Number of Holdings:
70
----------------------------------------------
Fund Start Date:
May 16, 1994
----------------------------------------------
Your Fund Manager:
Gerald S. Frey, who leads the Delaware
Investments growth team, received a bachelor's
degree in economics from Bloomsburg University
and attended Wilkes College and New York
University. Prior to joining Delaware
Investments in 1996, he was a Senior Director
with Morgan Grenfell Capital Management in New
York, where he managed technology-related
stocks.
----------------------------------------------
Nasdaq Symbols:
Class A  DVEAX
Class B  DVEBX
Class C  DVECX

PERFORMANCE OF A $10,000 INVESTMENT
May 16, 1994 (Fund's inception) through April 30, 2004

                    DELAWARE SELECT
                     GROWTH FUND -          RUSSELL 3000 GROWTH
                    CLASS A SHARES                 INDEX
   5/31/1994            $ 9,350                   $10,000
   30-APR-95            $ 9,802                   $11,720
   30-APR-96            $12,843                   $15,616
   30-APR-97            $13,378                   $18,450
   30-APR-98            $26,568                   $26,220
   30-APR-99            $34,122                   $32,416
   30-APR-00            $50,478                   $41,450
   30-APR-01            $34,545                   $28,284
   30-APR-02            $28,160                   $22,828
   30-APR-03            $23,178                   $19,400
   30-APR-04            $28,702                   $23,848

Chart assumes $10,000 invested on May 16, 1994 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the Russell 3000 Growth Index as of that month's end, May 31, 1994. After May 31, 1994, returns plotted on the chart were as of the last day of each month shown. The Russell 3000 Growth Index is a broad market index measuring performance of growth-oriented companies with a wide range of market capitalizations. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. You cannot invest directly in an index. Past performance is not a guarantee of future results.

STATEMENT                                            DELAWARE SELECT GROWTH FUND
  OF NET ASSETS                                      April 30, 2004

                                                      Number of        Market
                                                        Shares         Value
COMMON STOCK - 91.11%
Banking & Finance - 14.48%
 +AmeriTrade Holding                                  1,072,600     $ 13,128,624
 +CapitalSource                                         669,600       14,101,776
  City National                                         132,100        8,143,965
*+E Trade Financial                                     702,500        7,980,400
  Eaton Vance                                           440,500       16,082,655
  IndyMac Bancorp                                       471,100       15,150,576
  Lehman Brothers Holdings                              123,400        9,057,560
  Westcorp                                              291,100       12,837,510
                                                                    ------------
                                                                      96,483,066
                                                                    ------------
Business Services - 11.55%
  Cendant                                               881,000       20,862,080
 *Clear Channel Communications                          115,600        4,796,244
*+Fisher Scientific International                       346,000       20,258,300
  Manpower                                              278,500       13,061,650
 +SkillSoft ADR                                         457,600        5,720,000
 +United Rentals                                        711,200       12,232,640
                                                                    ------------
                                                                      76,930,914
                                                                    ------------
Consumer Non-Durables - 9.56%
*+Amazon.com                                            164,900        7,166,554
 +Bed Bath & Beyond                                     268,700        9,974,144
#+EOS International                                   3,735,100           37,351
 *Gap                                                   374,100        8,233,941
*+Krispy Kreme Doughnuts                                157,500        5,120,325
  Lowe's Companies                                      163,500        8,511,810
  Staples                                               540,800       13,931,008
*+Williams-Sonoma                                       329,300       10,695,664
                                                                    ------------
                                                                      63,670,797
                                                                    ------------
Consumer Services - 10.71%
*+ASK Jeeves                                            390,700       13,858,129
*+Comcast Special Class A                               595,600       17,266,444
  Marriott International Class A                        247,800       11,686,248
 +Mediacom Communications                             1,582,800       11,538,612
 *Royal Caribbean Cruises                               241,600        9,792,048
  Starwood Hotels & Resorts Worldwide                   181,800        7,233,822
                                                                    ------------
                                                                      71,375,303
                                                                    ------------
Healthcare & Pharmaceuticals - 21.23%
 +Amgen                                                 225,200       12,672,004
*+Anthem                                                 93,600        8,291,088
*+Biogen Idec                                           179,900       10,614,100
*+Conceptus                                             556,300        6,397,450
 *GlaxoSmithKline ADR                                   342,800       14,397,600
 +IntraBiotics Pharmaceuticals                          101,175        1,343,604
 +Invitrogen                                            112,400        8,118,652
  Johnson & Johnson                                     264,100       14,269,323
 *Medicis Pharmaceutical Class A                        371,700       15,953,365
 +Nektar Therapeutics                                   674,700       13,662,675
 +Pain Therapeutics                                   1,339,000        9,841,650
*+Protein Design Labs                                   600,800       14,707,584
  Teva Pharmaceutical ADR                               108,500        6,679,260
 +Watson Pharmaceutical                                 128,600        4,579,446
                                                                    ------------
                                                                     141,527,801
                                                                    ------------
Insurance - 4.38%
 *HCC Insurance Holdings                                353,800       11,328,676
  PartnerRe                                             312,200       17,889,060
                                                                    ------------
                                                                      29,217,736
                                                                    ------------

                                                      Number of        Market
                                                        Shares         Value
COMMON STOCK (CONTINUED)

Technology - 17.98%
*+Agere Systems Class A                               2,681,400     $  6,059,964
  Analog Devices                                        309,000       13,163,400
  ASML Holding N.V                                      575,600        8,950,580
 +Cisco Systems                                         569,800       11,891,726
#+Convera                                               795,100        2,141,522
 +Cymer                                                  19,800          633,204
 +EMC                                                   703,525        7,851,339
  Henry (Jack) & Associates                             374,200        6,806,698
  Intel                                                 303,500        7,809,055
  Maxim Integrated Products                              17,200          791,028
*+Mercury Interactive                                   229,000        9,743,950
 +Micrel                                                644,400        7,874,568
 +National Semiconductor                                192,500        7,852,075
*+Network Appliance                                     259,200        4,826,304
 *Qualcomm                                               14,500          905,670
*+Red Hat                                               378,600        8,598,006
 +Skyworks Solutions                                     74,300          636,008
*+Symantec                                               21,600          973,080
 +Xilinx                                                365,100       12,278,313
                                                                    ------------
                                                                     119,786,490
                                                                    ------------
Transportation - 1.22%
 +Marten Transport                                      467,150        8,119,067
                                                                    ------------
                                                                       8,119,067
                                                                    ------------
TOTAL COMMON STOCK
  (cost $520,855,533)                                                607,111,174
                                                                    ------------
                                                      Principal
                                                        Amount
FEDERAL AGENCY (DISCOUNT NOTES) - 6.91%
  Fannie Mae
    0.95% 5/20/04                                  $  5,050,000        5,047,468
    0.97% 5/17/04                                    32,440,000       32,426,114
    0.99% 6/1/04                                      2,140,000        2,138,185
    1.00% 5/3/04                                      3,275,000        3,274,818
    1.00% 5/10/04                                     2,820,000        2,819,299
  Freddie Mac 1.00% 5/4/04                              310,000          309,974
                                                                    ------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
  (cost $46,015,858)                                                  46,015,858
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 98.02%
    (cost $566,871,391)                                              653,127,032
                                                                    ------------
                                                     Number of
                                                      Shares

SECURITIES LENDING COLLATERAL** - 12.68%

Investment Companies
  Mellon GSL DBT II Collateral Fund                  84,504,797       84,504,797
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $84,504,797)                                                  84,504,797
                                                                    ------------

STATEMENT                                            DELAWARE SELECT GROWTH FUND
  OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES - 110.70%
  (cost $651,376,188)                                           $  737,631,829++
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (12.68%)**                                  (84,504,797)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.98%                                        13,201,286
                                                                --------------
NET ASSETS APPLICABLE TO 33,700,533 SHARES
  OUTSTANDING - 100.00%                                         $  666,328,318
                                                                ==============

Net Asset Value -- Delaware Select Growth Fund
  Class A ($243,200,924 / 11,762,140 Shares)                            $20.68
                                                                        ------
Net Asset Value -- Delaware Select Growth Fund
  Class B ($281,906,395 / 14,712,835 Shares)                            $19.16
                                                                        ------
Net Asset Value -- Delaware Select Growth Fund
  Class C ($98,548,882 / 5,199,197 Shares)                              $18.95
                                                                        ------
Net Asset Value -- Delaware Select Growth Fund
  Class R ($262,366 / 12,722 Shares)                                    $20.62
                                                                        ------
Net Asset Value -- Delaware Select Growth Fund
  Institutional Class ($42,409,751 / 2,013,639 Shares)                  $21.06
                                                                        ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                            $1,502,467,479
Accumulated net realized loss on investments                      (922,394,802)
Net unrealized appreciation of investments                          86,255,641
                                                                --------------
Total net assets                                                $  666,328,318
                                                                ==============

 +Non-income producing security for the year ended April 30, 2004.

++Includes $81,194,087 of securities loaned.

 *Security is fully or partially on loan.

**See Note 8 in "Notes to Financial Statements."

 #The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SELECT GROWTH FUND
Net asset value Class A (A)                                             $20.68
Sales charge (5.75% of offering price,
  or 6.09% of amount invested per share) (B)                              1.26
                                                                        ------
Offering price                                                          $21.94
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                            DELAWARE SELECT GROWTH FUND
  OF OPERATIONS                                      Year Ended April 30, 2004

INVESTMENT INCOME:
  Dividends                                                           $3,826,584
  Securities lending income                                              284,355
  Interest                                                               184,943    $  4,295,882
                                                                      ----------    ------------

EXPENSES:
  Management fees                                                      5,017,915
  Dividend disbursing and transfer agent fees and expenses             4,905,764
  Distribution expenses -- Class A                                       611,346
  Distributionexpenses -- Class B                                      2,899,168
  Distribution expenses -- Class C                                     1,048,599
  Distribution expenses -- Class R                                           464
  Reports and statements to shareholders                                 388,951
  Accounting and administration expenses                                 268,800
  Legal and professional fees                                            124,311
  Registration fees                                                      107,718
  Custodian fees                                                          36,857
  Trustees' fees                                                          22,772
  Other                                                                   84,825      15,517,490
                                                                      ----------
  Less expenses absorbed or waived                                                    (2,357,406)
  Less expenses paid indirectly                                                          (16,192)
                                                                                    ------------
  Total operating expenses                                                            13,143,892
                                                                                    ------------
NET INVESTMENT LOSS                                                                   (8,848,010)
                                                                                    ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                    46,423,531
  Net change in unrealized appreciation/depreciation of investments                   99,365,113
                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                      145,788,644
                                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $136,940,634
                                                                                    ============

See accompanying notes

STATEMENTS                                           DELAWARE SELECT GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                                                     Year Ended
                                                                                             4/30/04             4/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                     $ (8,848,010)       $ (9,122,826)
  Net realized gain (loss) on investments                                                   46,423,531        (136,078,996)
  Net change in unrealized appreciation/depreciation of investments                         99,365,113         (38,859,699)
                                                                                          ------------        ------------
  Net increase (decrease) in net assets resulting from operations                          136,940,634        (184,061,521)
                                                                                          ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                 53,978,683          40,791,531
    Class B                                                                                 12,751,639          14,055,201
    Class C                                                                                 10,869,571          10,150,138
    Class R                                                                                    283,965                  --
    Institutional Class                                                                     23,098,668          27,161,082

  Net assets from merger(1):
    Class A                                                                                  8,548,672                  --
    Class B                                                                                  8,731,771                  --
    Class C                                                                                  2,407,124                  --
    Institutional Class                                                                         14,974                  --
                                                                                          ------------        ------------
                                                                                           120,685,067          92,157,952
                                                                                          ------------        ------------
  Cost of shares repurchased:
    Class A                                                                                (77,190,091)       (104,341,837)
    Class B                                                                                (55,003,431)        (97,967,081)
    Class C                                                                                (31,624,760)        (49,204,016)
    Class R                                                                                    (14,135)                 --
    Institutional Class                                                                    (25,034,451)        (33,391,062)
                                                                                          ------------        ------------
                                                                                          (188,866,868)       (284,903,996)
                                                                                          ------------        ------------
Decrease in net assets derived from capital share transactions                             (68,181,801)       (192,746,044)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                       68,758,833        (376,807,565)

NET ASSETS:
  Beginning of year                                                                        597,569,485         974,377,050
                                                                                          ------------        ------------
  End of year (there is no undistributed net investment income at each year end)          $666,328,318        $597,569,485
                                                                                          ============        ============

(1) See Note 6 in "Notes to Financial Statements."

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Select Growth Fund Class A
------------------------------------------------------------------------------------------------------------------------

                                                                                     Year Ended
                                                              4/30/04     4/30/03      4/30/02     4/30/01      4/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.700     $20.290      $24.890     $36.380      $25.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.171)     (0.147)      (0.193)     (0.302)      (0.294)
Net realized and unrealized gain (loss) on investments          4.151      (3.443)      (4.407)    (11.188)      12.393
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.980      (3.590)      (4.600)    (11.490)      12.099
                                                              -------     -------      -------     -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (1.049)
In excess of net realized gain on investments                      --          --           --          --       (0.580)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (1.629)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $20.680     $16.700      $20.290     $24.890      $36.380
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                23.83%     (17.69%)     (18.48%)    (31.57%)      47.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $243,201    $208,395     $333,172    $475,767     $632,036
Ratio of expenses to average net assets                         1.50%       1.50%        1.45%       1.37%        1.29%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.86%       1.83%        1.50%       1.38%        1.29%
Ratio of net investment loss to average net assets             (0.87%)     (0.92%)      (0.86%)     (0.90%)      (0.85%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly              (1.23%)     (1.25%)      (0.91%)     (0.91%)      (0.85%)
Portfolio turnover                                                82%         69%         127%        156%         183%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Select Growth Fund Class B
------------------------------------------------------------------------------------------------------------------------

                                                                                     Year Ended
                                                              4/30/04     4/30/03      4/30/02     4/30/01      4/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.590     $19.090      $23.600     $34.740      $24.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.308)     (0.259)      (0.340)     (0.521)      (0.544)
Net realized and unrealized gain (loss) on investments          3.878      (3.241)      (4.170)    (10.619)      11.923
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.570      (3.500)      (4.510)    (11.140)      11.379
                                                              -------     -------      -------     -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (1.049)
In excess of net realized gain on investments                      --          --           --          --       (0.580)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (1.629)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $19.160     $15.590      $19.090     $23.600      $34.740
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                22.90%     (18.33%)     (19.11%)    (32.07%)      46.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $281,906    $257,542     $421,578    $588,152     $674,810
Ratio of expenses to average net assets                         2.25%       2.25%        2.20%       2.12%        2.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.61%       2.58%        2.25%       2.13%        2.04%
Ratio of net investment loss to average net assets             (1.62%)     (1.67%)      (1.61%)     (1.65%)      (1.60%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly              (1.98%)     (2.00%)      (1.66%)     (1.66%)      (1.60%)
Portfolio turnover                                                82%         69%         127%        156%         183%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Select Growth Fund Class C
------------------------------------------------------------------------------------------------------------------------

                                                                                     Year Ended
                                                              4/30/04     4/30/03      4/30/02     4/30/01      4/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.430     $18.890      $23.350     $34.370      $24.740

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.306)     (0.258)      (0.337)     (0.517)      (0.555)
Net realized and unrealized gain (loss) on investments          3.826      (3.202)      (4.123)    (10.503)      11.814
                                                              -------     -------      -------     -------      -------
Total from investment operations                                3.520      (3.460)      (4.460)    (11.020)      11.259
                                                              -------     -------      -------     -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (1.049)
In excess of net realized gain on investments                      --          --           --          --       (0.580)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (1.629)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.950     $15.430      $18.890     $23.350      $34.370
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                22.81%     (18.27%)     (19.14%)    (32.06%)      46.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $98,549     $95,552     $166,246    $248,685     $304,078
Ratio of expenses to average net assets                         2.25%       2.25%        2.20%       2.12%        2.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.61%       2.58%        2.25%       2.13%        2.04%
Ratio of net investment loss to average net assets             (1.62%)     (1.67%)      (1.61%)     (1.65%)      (1.60%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.98%)     (2.00%)      (1.66%)     (1.66%)      (1.60%)
Portfolio turnover                                                82%         69%         127%        156%         183%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
--------------------------------------------------------------------------------
                                             Delaware Select Growth Fund Class R
--------------------------------------------------------------------------------

                                                          6/02/03(1)
                                                             to
                                                           4/30/04

NET ASSET VALUE, BEGINNING OF PERIOD                       $18.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                      (2.370)
Net realized and unrealized gain on investments              4.460
                                                           -------
Total from investment operations                             2.090
                                                           -------

NET ASSET VALUE, END OF PERIOD                             $20.620
                                                           =======

TOTAL RETURN(3)                                             11.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $262
Ratio of expenses to average net assets                      1.85%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly            2.21%
Ratio of net investment loss to average net assets          (1.26%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                (1.62%)
Portfolio turnover                                             82%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Select Growth Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------

                                                                                     Year Ended
                                                              4/30/04     4/30/03      4/30/02     4/30/01      4/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.970     $20.570      $25.170     $36.690      $26.060

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.121)     (0.106)      (0.139)     (0.220)      (0.196)
Net realized and unrealized gain (loss) on investments          4.211      (3.494)      (4.461)    (11.300)      12.455
                                                              -------     -------      -------     -------      -------
Total from investment operations                                4.090      (3.600)      (4.600)    (11.520)      12.259
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (1.049)
In excess of net realized gain on investments                      --          --           --          --       (0.580)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (1.629)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $21.060     $16.970      $20.570     $25.170      $36.690
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                24.10%     (17.50%)     (18.28%)    (31.38%)      48.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $42,410     $36,080      $53,381     $50,157      $58,967
Ratio of expenses to average net assets                         1.25%       1.25%        1.20%       1.12%        1.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.61%       1.58%        1.25%       1.13%        1.04%
Ratio of net investment loss to average net assets             (0.62%)     (0.67%)      (0.61%)     (0.65%)      (0.60%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly              (0.98%)     (1.00%)      (0.66%)     (0.66%)      (0.60%)
Portfolio turnover                                                82%         69%         127%        156%         183%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                DELAWARE SELECT GROWTH FUND
  TO FINANCIAL STATEMENTS                            April 30, 2004


Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually and will distribute net capital gains, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $14,935 for the year ended April 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2004 were approximately $1,257. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional class shares pay no distribution and service expenses.

At April 30, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                    $186,492
  Dividend disbursing, transfer agent, accounting and
    administration fees and other expenses payable to DSC      364,739
  Other expenses payable to DMC and affiliates*                  7,495

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                DELAWARE SELECT GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in house legal services, provided to the Fund by DMC employees. For the year ended April 30, 2004, the Fund had costs of $78,368.

For the year ended April 30, 2004, DDLP earned $55,874 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended April 30, 2004, the Fund made purchases of $539,385,640 and sales of $673,528,960 of investment securities other than U.S. government securities and short-term investments.

At April 30, 2004, the cost of investments for federal income tax purposes was $579,728,277. At April 30, 2004, the net unrealized appreciation was $73,398,755 of which $99,603,060 related to unrealized appreciation of investments and $26,204,305 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. During the years ended April 30, 2004 and 2003, there were no dividends or distributions paid.

As of April 30, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                      $1,502,467,479
 *Capital loss carryforwards                           (909,537,916)
  Unrealized appreciation of investments                 73,398,755
                                                     --------------
  Net assets                                         $  666,328,318
                                                     ==============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund merger with Delaware Technology and Innovation Fund.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended April 30, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

Accumulated net           Accumulated net
investment loss        realized gain (loss)           Paid-in Capital
---------------        --------------------           ---------------
  $8,480,010                   $--                      ($8,480,010)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,409,888 expires in 2008, $166,380,616 expires in 2009, $504,089,842 expires in 2010, $198,127,159 expires in 2011 and
$18,530,411 expires in 2012.

5. CAPITAL SHARES TRANSACTIONS IN CAPITAL SHARES WERE AS FOLLOWS:

                                                             Year Ended
                                                      4/30/04         4/30/03
Shares sold:
  Class A                                            2,679,940        2,523,282
  Class B                                              690,912          911,458
  Class C                                              592,933          666,563
  Class R                                               13,380               --
  Institutional Class                                1,144,524        1,632,327

Shares issued from merger(1):
  Class A                                              401,912               --
  Class B                                              442,563               --
  Class C                                              123,316               --
  Institutional Class                                      691               --
                                                    ----------      -----------
                                                     6,090,171        5,733,630
                                                    ----------      -----------
Shares repurchased:
  Class A                                           (3,798,951)      (6,464,267)
  Class B                                           (2,935,651)      (6,478,412)
  Class C                                           (1,711,031)      (3,275,570)
  Class R                                                 (658)              --
  Institutional Class                               (1,257,711)      (2,101,533)
                                                    ----------      -----------
                                                    (9,704,002)     (18,319,782)
                                                    ----------      -----------
  Net decrease                                      (3,613,831)     (12,586,152)
                                                    ==========      ===========

(1) See Note 6

For the years ended April 30, 2004 and 2003, 70,794 Class B shares were converted to 65,834 Class A shares valued at $1,331,261 and 27,504 Class B shares were converted to 25,761 Class A shares valued at $402,609, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Technology and Innovation Fund, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Technology and Innovation Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized losses of Delaware Technology and Innovation Fund as of the close of business on March 26, 2004 were as follows:

                                           Net Unrealized      Accumulated Net
                           Net Assets       Appreciation       Realized Losses
                           ----------      --------------      ---------------
Delaware Technology
  and Innovation Fund     $19,702,541         $4,717,376        $(143,227,361)

The net assets of the Fund prior to the Reorganization were $683,131,078.

NOTES                                                DELAWARE SELECT GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2004, or at any time during the year.

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in the Mellon GSL DBT II Collateral Fund (Collateral Fund), a collective investment vehicle to be utilized by Mellon for the purpose of investment and reinvestment of cash collateral on behalf of its clients in its securities lending program. The Collateral Fund invests in high quality, short-term investments with a weighted average maturity not to exceed 90 days. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2004, the market value of the securities on loan was $81,194,087, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small- and medium- sized companies and may be subject to certain risks associated with ownership of securities of small- and medium- sized companies. Investments in small- and medium- sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds III - Delaware Select Growth Fund

We have audited the accompanying statement of net assets of Delaware Select Growth Fund (the "Fund") as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Select Growth Fund at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP


Philadelphia, Pennsylvania
June 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees") which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                   NUMBER OF              OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND     DIRECTORSHIPS
     NAME,                      POSITION(S)                                 OCCUPATION(S)       COMPLEX OVERSEEN         HELD BY
    ADDRESS                      HELD WITH        LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR  TRUSTEE/DIRECTOR
  AND BIRTHDATE                   FUND(S)             SERVED                PAST 5 YEARS           OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)      Chairman,President,      4 Years -           Since August 2000,             77               Optimum
   2005 Market Street         Chief Executive    Executive Officer   Mr. Driscoll has served in                       Fund Trust(5)
    Philadelphia, PA            Officer and                         various executive capacities
       19103                     Trustee(4)          1 Year -          at different times at
                                                     Trustee          Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103                                                                                                    President/Director -
                                                                                                                 22 WR Corporation
   August 7, 1937


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77             None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

  December 7, 1938

                                                                                                   NUMBER OF              OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)       COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING          BY TRUSTEE/DIRECTOR  TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS           OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director - Andy
 2005 Market Street                                                     National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                           (1994 - 1999)
      19103                                                                                                          Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years             President/Chief               94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94           Optimum
    2005 Market Street       Vice President      Vice President     various executive capacities                   Fund Trust(5)
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
    December 19, 1949                            August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,    1 Year         Ms. Maestro has served in           94           Optimum
   2005 Market Street       Chief Legal Officer                     various executive capacities                   Fund Trust(5)
    Philadelphia, PA          and Secretary                           at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF      Senior Vice President       8 Years          Mr. Bishof has served in          94           Optimum
   2005 Market Street         and Treasurer                          various executive capacities                  Fund Trust(5)
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Messrs, Driscoll, Hastings, and Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                       CONTACT INFORMATION
WALTER P. BABICH                            JUDE T. DRISCOLL                          INVESTMENT MANAGER
Board Chairman                              Chairman                                  Delaware Management Company
Citadel Construction Corporation            Delaware Investments Family of Funds      Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                      INTERNATIONAL AFFILIATE
JOHN H. DURHAM                              JOSEPH H. HASTINGS                        Delaware International Advisers Ltd.
Private Investor                            Executive Vice President and              London, England
Gwynedd Valley, PA                          Chief Financial Officer
                                            Delaware Investments Family of Funds      NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                            Philadelphia, PA                          Delaware Distributors, L.P.
Managing Director                                                                     Philadelphia, PA
Anthony Knerr & Associates                  RICHELLE S. MAESTRO
New York, NY                                Executive Vice President,                 SHAREHOLDER SERVICING, DIVIDEND
                                            Chief Legal Officer and Secretary         DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                Delaware Investments Family of Funds      Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer       Philadelphia, PA                          2005 Market Street
National Gallery of Art                                                               Philadelphia, PA 19103-7094
Washington, DC                              MICHAEL P. BISHOF
                                            Senior Vice President and Treasurer       FOR SHAREHOLDERS
THOMAS F. MADISON                           Delaware Investments Family of Funds      800 523-1918
President and Chief Executive Officer       Philadelphia, PA
MLM Partners, Inc.                                                                    FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                       INSTITUTIONS REPRESENTATIVES ONLY
                                                                                      800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                 WEB SITE
3M Corporation                                                                        www.delawareinvestments.com
St. Paul, MN

                                            ---------------------------------------------------------------------------------
                                            A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                            http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                            http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i)
                                            through the Fund's website at http://www.delawareinvestments.com; and (ii) on the
                                            Commission's website at http://www.sec.gov.
                                            ---------------------------------------------------------------------------------

(8741)                                                        Printed in the USA
AR-316 [4/04] IVES 5/04                                                    J9684

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $33,150 for the fiscal year ended April 30, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $36,100 for the fiscal year ended April 30, 2003.

-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $162,700 for the Registrant's fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: preparation of report concerning transfer agents' system of internal accounting control and related procedures, and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals, in connection with the pass-through of internal legal costs relating to the operations of the Funds, and preparation of report on Controls Placed in Operation and Tests of provision to defined contribution plans' auditors and in response to institutional requests for proposal.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: preparation of report concerning transfer agents' system of internal accounting control and related procedures, and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals, in connection with the pass-through of internal legal costs relating to the operations of the Funds, and preparation of report on Controls Placed in Operation and Tests of provision to defined contribution plans' auditors and in response to institutional requests for proposal.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $2,500 for the fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and excise tax returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $2,300 for the fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and excise tax returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended April 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $288,100 and $305,050 for the Registrant's fiscal years ended April 30, 2004 and April 30, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

        Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Voyageur Mutual Funds III

JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
       --------------------
Title: Chairman


Date:  7/14/04
       --------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------
By: Jude T. Driscoll
    -------------------------
Title: Chairman


Date:  7/14/04
       -----------------------


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
       -----------------------
Title: Chief Financial Officer


Date:  7/14/04
       -----------------------